================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454
                                                      --------

                       Oppenheimer Money Market Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2011
                                                ----------

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2011 (UNAUDITED)

                                                                   FINAL LEGAL
                                                        MATURITY    MATURITY       PRINCIPAL
                                                         DATE*       DATE**          AMOUNT         VALUE
                                                        --------   -----------   -------------   -------------
CERTIFICATES OF DEPOSIT--29.3%
YANKEE CERTIFICATES OF DEPOSIT--29.3%
Bank of Nova Scotia, Houston TX:
0.28%                                                   11/28/11      11/28/11   $  20,000,000   $  20,000,000
0.28%                                                   11/29/11      11/29/11      26,200,000      26,200,000
0.30%                                                     2/7/12        2/7/12      14,800,000      14,800,000
0.30%                                                    2/10/12       2/10/12       4,700,000       4,700,000
0.30%                                                    2/13/12       2/13/12      35,300,000      35,300,000
Credit Suisse, New York Branch, 0.31%                   11/23/11      11/23/11      24,700,000      24,700,000
DnB NOR Bank ASA NY:
0.21%                                                   12/23/11      12/23/11      27,900,000      27,900,000
0.22%                                                   12/21/11      12/21/11       1,700,000       1,700,000
0.22%                                                   12/28/11      12/28/11      48,000,000      48,000,000
National Australia Bank, New York:
0.29%                                                    12/2/11       12/2/11       8,000,000       8,000,000
0.29%                                                    2/21/12       2/21/12      44,000,000      44,000,000
0.29%                                                    2/21/12       2/21/12      10,900,000      10,900,000
0.31%                                                     1/9/12        1/9/12      18,400,000      18,400,000
Nordea Bank Finland plc, New York, 0.35%                 1/13/12       1/13/12      11,500,000      11,500,000
Rabobank Nederland NV, New York:
0.27%                                                    11/7/11       11/7/11      10,700,000      10,699,982
0.29%(1)                                                11/16/11       5/16/12      34,000,000      34,000,000
0.30%                                                    1/17/12       1/17/12      30,000,000      30,000,000
0.33%                                                    1/23/12       1/23/12      15,500,000      15,500,000
Royal Bank of Canada, New York:
0.27%(1)                                                 11/1/11      11/10/11      19,500,000      19,500,000
0.40%(1)                                                  1/9/12        7/9/12      20,000,000      20,002,550
0.49%(1)                                                 11/1/11       9/10/12      40,700,000      40,700,000
Skandinaviska Enskilda Bank, New York:
0.30%                                                    11/9/11       11/9/11      37,000,000      37,000,000
0.32%                                                   11/14/11      11/14/11      31,000,000      31,000,000
Toronto Dominion Bank, New York, 0.32%(1)               11/12/11       1/12/12      24,000,000      24,000,000
Westpac Banking Corp., New York:
0.22%                                                    11/4/11       11/4/11      39,500,000      39,500,000
0.33%(1)                                                11/14/11       1/13/12       8,000,000       8,000,419
                                                                                                 -------------
Total Certificates of Deposit (Cost $606,002,951)                                                  606,002,951

DIRECT BANK OBLIGATIONS--23.5%
Barclays US Funding LLC:
0.29%                                                    11/3/11       11/3/11      50,000,000      49,999,194
0.29%                                                    11/4/11       11/4/11      50,000,000      49,998,792
0.35%                                                   11/16/11      11/16/11       6,000,000       5,999,125
Credit Suisse, New York Branch, 0.29%                    11/9/11       11/9/11       5,600,000       5,599,639
HSBC USA, Inc.:
0.21%                                                   12/12/11      12/12/11      48,700,000      48,688,353
0.21%                                                   12/16/11      12/16/11      10,900,000      10,897,139
ING (US) Funding LLC:
0.20%                                                    11/7/11       11/7/11      26,400,000      26,399,120
0.32%                                                    11/1/11       11/1/11      25,000,000      25,000,000
National Australia Funding (Delaware), Inc.,
0.30%(2)                                                 2/21/12       2/21/12      20,000,000      19,981,333

                    1 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2011 (UNAUDITED)

                                                                   FINAL LEGAL
                                                        MATURITY     MATURITY      PRINCIPAL
                                                         DATE*        DATE**        AMOUNT           VALUE
                                                        --------   -----------   -------------   -------------
Nordea North America, Inc.:
0.25%                                                   11/21/11      11/21/11   $  46,700,000   $  46,693,514
0.32%                                                    12/1/11       12/1/11       5,300,000       5,298,587
0.33%                                                   12/16/11      12/16/11      39,900,000      39,883,791
Skandinaviska Enskilda Banken AB, 0.31%(2)              11/18/11      11/18/11      20,000,000      19,997,072
Svenska Handelsbanken, Inc., 0.30%                      11/28/11      11/28/11      20,000,000      19,995,500
Swedbank AB:
0.33%                                                    11/2/11       11/2/11      34,500,000      34,499,684
0.34%                                                    11/7/11       11/7/11      23,700,000      23,698,697
0.35%                                                   11/10/11      11/10/11      26,900,000      26,897,646
0.36%                                                    11/9/11       11/9/11       3,000,000       2,999,760
Westpac Banking Corp.:
0.23%(2)                                                 11/8/11       11/8/11      17,000,000      16,999,240
0.30%(2)                                                  1/9/12        1/9/12       6,000,000       5,996,550
                                                                                                 -------------
Total Direct Bank Obligations (Cost $485,522,736)                                                  485,522,736

SHORT-TERM NOTES--41.7%
ELECTRIC UTILITIES--3.0%
Electricite De France:
0.35%(2)                                                 12/5/11       12/5/11      17,100,000      17,094,348
0.35%(2)                                                 12/6/11       12/6/11      25,000,000      24,991,493
0.35%(2)                                                 12/7/11       12/7/11       8,000,000       7,997,200
0.43%(2)                                                 1/27/12       1/27/12      12,600,000      12,586,907
                                                                                                 -------------
                                                                                                    62,669,948

LEASING & FACTORING--6.8%
American Honda Finance Corp.:
0.47%(1)                                                12/29/11       6/29/12      18,000,000      18,000,000
0.61% (1,3)                                             12/26/11       9/26/12      22,000,000      22,000,000
Toyota Motor Credit Corp.:
0.35%                                                     2/2/12        2/2/12      35,000,000      34,968,354
0.36%                                                    1/26/12       1/26/12      20,000,000      19,982,800
0.37%                                                    1/27/12       1/27/12      19,500,000      19,482,564
0.60%(1)                                                 1/18/12      10/18/12      26,000,000      26,000,000
                                                                                                 -------------
                                                                                                   140,433,718

MUNICIPAL--10.4%
Alamogordo, NM Hospital Improvement Refunding Bonds,
Gerald Champion Medical Center, Series 2007B, 0.50%(1)   11/7/11       11/7/11       2,200,000       2,200,000
B&D Association LLP/Eye Association of Boca Raton
Bonds, B&D Assn. Project, Series 2005, 0.27%(1)          11/7/11       11/7/11       2,410,000       2,410,000
CA Pollution Control Finance Authority Solid Waste
Disposal Revenue Bonds, EDCO Disposal Corp., Series
2004A, 0.18%(1)                                          11/7/11       11/7/11       5,895,000       5,895,000
CA Pollution Control Finance Authority Solid Waste
Disposal Revenue Bonds, EDCO Disposal Corp., Series
2007A, 0.18%(1)                                          11/7/11       11/7/11      17,455,000      17,455,000

                    2 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2011 (UNAUDITED)

                                                                   FINAL LEGAL
                                                        MATURITY     MATURITY      PRINCIPAL
                                                         DATE*        DATE**        AMOUNT           VALUE
                                                        --------   -----------   -------------   -------------
CA Pollution Control Finance Authority Solid Waste
Disposal Revenue Bonds, George Borba & Son Dairy
Project, 0.18%(1)                                        11/7/11       11/7/11   $   3,800,000   $   3,800,000
Capital One Funding Corp. Nts., Series 1996E, 0.23%(1)   11/7/11       11/7/11       3,404,000       3,404,000
Capital One Funding Corp. Nts., Series 2000D, 0.23%(1)   11/7/11       11/7/11       4,769,000       4,769,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center
Project, Series 2009, 0.28%(1)                           11/7/11       11/7/11       5,400,000       5,400,000
Columbus, GA Development Authority Industrial
Development Revenue Bonds, Litho-Krome Co. Project,
Series 2002, 0.50%(1)                                    11/7/11       11/7/11       3,525,000       3,525,000
Covington, TN Industrial Development Board Bonds,
Charms Co. Project, Series 1992, 0.24%(1)                11/7/11       11/7/11       2,500,000       2,500,000
Dearborn Cnty., IN Bonds, Dearborn Cnty. Hospital
Project, Series 06, 0.14%(1)                             11/7/11       11/7/11      21,650,000      21,650,000
District of Columbia Bonds, The Pew Charitable Trust
Issue, Series 2008B, 0.19%(1)                            11/7/11       11/7/11       2,740,000       2,740,000
Franklin, WI Solid Waste Disposal Revenue Bonds, Waste
Management of Wisconsin Project, Series 07A, 0.19%(1)    11/7/11       11/7/11      20,000,000      20,000,000
Fredericksburg, VA Economic Development Authority
Bonds, Eagle Village I, Series 2009B, 0.35%(1)           11/7/11       11/7/11      10,000,000      10,000,000
GA Ports Authority Revenue Bonds, Garden City Terminal
Project, Series 2007, 0.15%(1)                           11/7/11       11/7/11       2,230,000       2,230,000
Gulf Coast Waste Disposal Authority, TX Bonds,
Republic Waste Services of Texas Ltd., Series 2001,
0.28%(1)                                                 11/7/11       11/7/11       3,500,000       3,500,000
IL Finance Authority Revenue Bonds, Provena Health,
Series 2009C, 0.13%(1)                                   11/7/11       11/7/11       4,700,000       4,700,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy
Products, Inc. Project, Series 2008, 0.22%(1)            11/7/11       11/7/11       5,300,000       5,300,000
MA Health & Educational Facilities Authority Bonds,
Northeast Hospital Corp., Series 2006I, 0.30%(1)         11/7/11       11/7/11       4,400,000       4,400,000
Mansfield Industrial Development Corp. Adjustable
Conversion-rate Equity Security, Pier 1 Imports, Inc.
Texas Project, Series 1986, 0.19%(1)                     11/7/11       11/7/11       9,400,000       9,400,000
MO Development Finance Board Industrial Development
Revenue Bonds, Duke Manufacturing Co., Series 2004B,
0.50%(1)                                                 11/7/11       11/7/11       6,000,000       6,000,000
National Geographic School Publishing, Inc. Nts.,
Series 2006, 0.55%(1)                                    11/7/11       11/7/11       7,300,000       7,300,000
PA Economic Development Finance Authority, PMF
Industries, Inc. Project, Series 2006 A2,
0.22%(1)                                                 11/7/11       11/7/11       2,330,000       2,330,000

                    3 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2011 (UNAUDITED)

                                                                   FINAL LEGAL
                                                        MATURITY     MATURITY     PRINCIPAL
                                                          DATE*       DATE**        AMOUNT          VALUE
                                                        --------   -----------   -------------   -------------
Polk Cnty., FL Industrial Development Authority
Revenue Bonds, Watson Clinic, Series 1999, 0.65%(1)      11/7/11       11/7/11   $   2,530,000   $   2,530,000
Porterfield Family Partners LP Bonds, Series 2004,
0.27%(1)                                                 11/7/11       11/7/11       2,500,000       2,500,000
Richmond, VA Redevelopment Authority Bonds, Old
Manchester Project, Series 1995B, 0.26%(1)               11/7/11       11/7/11       1,910,000       1,910,000
St. Paul, MN Port Authority Revenue Refunding Bonds,
Series 2009-3Z, 0.15%(1)                                 11/7/11       11/7/11       1,575,000       1,575,000
Sterling, IL Revenue Bonds, Rock River Redevelopment
Project, Series 03, 0.27%(1)                             11/7/11       11/7/11       3,675,000       3,675,000
Surry Cnty., VA Industrial Development Authority
Bonds, Windsor Mill Project, Series 2007, 0.28%(1)       11/7/11       11/7/11       3,495,000       3,495,000
Tuscaloosa Cnty., AL Industrial Development Authority
Gulf Opportunity Zone Bonds, Hunt Refining Project,
Series 2008B, 0.19%(1)                                   11/7/11       11/7/11      23,000,000      23,000,000
VA Small Business Finance Authority, WoodFuels
Virginia LLC Project, Series 2009A, 0.35%(1)             11/7/11       11/7/11       4,570,000       4,570,000
VA Small Business Finance Authority, WoodFuels
Virginia LLC Project, Series 2009B, 0.40%(1)             11/7/11       11/7/11       2,800,000       2,800,000
Walton Cnty. Development Authority Industrial
Development Revenue Bonds, Walton Press, Inc., Series
2006, 0.55%(1)                                           11/7/11       11/7/11       2,800,000       2,800,000
Watson Clinic LLP Nts., Series 1999, 0.65%(1)            11/7/11       11/7/11       7,300,000       7,300,000
Westchester Cnty., NY Industrial Development Agency
Bonds, The Masters School Civic Facilities Project,
Series 02, 0.16%(1)                                      11/7/11       11/7/11       7,455,000       7,455,000
                                                                                                 -------------
                                                                                                   214,518,000
PERSONAL PRODUCTS--2.1%
Reckitt Benckiser Treasury Services plc:
0.35%(2)                                                11/22/11      11/22/11      12,000,000      11,997,550
0.42%(2)                                                 1/30/12       1/30/12      31,000,000      30,967,450
                                                                                                 -------------
                                                                                                    42,965,000
RECEIVABLES FINANCE--9.9%
Alpine Securitization Corp., 0.19%                      11/22/11      11/22/11       2,600,000       2,599,560
Barton Capital Corp., 0.45%(2)                           11/1/11       11/1/11      77,000,000      77,000,000
Chariot Funding LLC, 0.14%(2)                           11/29/11      11/29/11      30,800,000      30,796,646
Mont Blanc Capital Corp.:
0.27%(2)                                                 11/1/11       11/1/11      34,500,000      34,500,000
0.27%(2)                                                 11/2/11       11/2/11      31,600,000      31,599,763
Sheffield Receivables Corp., 0.21%(2)                   11/17/11      11/17/11      28,500,000      28,497,340
                                                                                                 -------------
                                                                                                   204,993,309
SPECIAL PURPOSE FINANCIAL--9.5%
Concord Minutemen Cap. Corp. LLC, 0.23%                  11/2/11       11/2/11       3,650,000       3,649,977

                    4 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2011 (UNAUDITED)

                                                                   Final Legal
                                                        Maturity    Maturity       Principal
                                                          Date*      Date**          Amount            Value
                                                        --------   -----------   -------------   ---------------
Crown Point Capital Co.:
0.25%                                                    11/7/11       11/7/11   $  33,300,000   $    33,298,609
0.25%                                                   11/14/11      11/14/11      19,900,000        19,898,203
0.30%                                                    12/1/11       12/1/11       1,800,000         1,799,550
FCAR Owner Trust I:
0.28%                                                     1/6/12        1/6/12       6,000,000         5,996,920
0.28%                                                     1/9/12        1/9/12       9,000,000         8,995,170
FCAR Owner Trust II, 0.20%                              11/15/11      11/15/11      18,000,000        17,998,600
Lexington Parker Capital Co. LLC:
0.25%(2)                                                 11/8/11       11/8/11      20,000,000        19,999,028
0.25%(2)                                                11/14/11      11/14/11      26,200,000        26,197,635
0.25%(2)                                                11/18/11      11/18/11       6,900,000         6,899,185
0.25%(2)                                                11/21/11      11/21/11      36,800,000        36,794,889
0.30%(2)                                                 12/1/11       12/1/11      14,400,000        14,396,400
                                                                                                 ---------------
                                                                                                     195,924,166
                                                                                                 ---------------
Total Short-Term Notes (Cost $861,504,141)                                                           861,504,141
U.S. GOVERNMENT OBLIGATIONS--5.5%
U.S. Treasury Nts.:
0.75%                                                    5/31/12       5/31/12      12,000,000        12,032,043
1.00%                                                    4/30/12       4/30/12      35,000,000        35,119,659
1.13%                                                   12/15/11      12/15/11      13,000,000        13,012,151
1.38%                                                    2/15/12       2/15/12      20,000,000        20,060,264
1.38%                                                    3/15/12       3/15/12      15,000,000        15,056,378
4.50%                                                    3/31/12       3/31/12      18,000,000        18,309,322
                                                                                                 ---------------
Total U.S. Government Obligations (Cost $113,589,817)                                                113,589,817

Total Investments, at Value (Cost $2,066,619,645)                                        100.0%    2,066,619,645
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (0.0)         (922,394)
                                                                                                 ---------------
NET ASSETS                                                                               100.0%  $ 2,065,697,251
                                                                                                 ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $475,290,029 or 23.01% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $22,000,000 or 1.07% of the Fund's net assets as of October 31, 2011.

                    5 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2011 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                   LEVEL 3--
                                LEVEL 1--         LEVEL 2--        SIGNIFICANT
                               UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                              QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                              -------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit       $          --   $     606,002,951   $         --   $   606,002,951
Direct Bank Obligations                  --         485,522,736             --       485,522,736
Short-Term Notes                         --         861,504,141             --       861,504,141
U.S. Government Obligations              --         113,589,817             --       113,589,817
                              -------------   -----------------   ------------   ---------------
Total Assets                  $          --   $   2,066,619,645   $         --   $ 2,066,619,645
                              -------------   -----------------   ------------   ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of

                    6 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2011 (UNAUDITED)

similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

                    7 | OPPENHEIMER MONEY MARKET FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:    12/12/2011

By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date:    12/12/2011